UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Quarter Ended 6/30/2000

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Venture Securities Corporation
--------------------------------------------------------------------------------
Name of Institutional Investment Manager



P.O. Box 950-C 516 N. Bethlehem Pike	Spring House	PA		19477
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Clyde C. Leaver III			Investment Manager		215 643-9100
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 201

Form 13F Information Table Value Total: $253,111
                                         (thousands)


List of Other Included Managers:	None

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1

------------------------------------------------------------------------------------------------------------------------------
ITEM 1                       ITEM 2      ITEM 3     ITEM 4   ITEM 5         ITEM 6            	ITEM 7       ITEM 8
                                                             FAIR       INVESTMENT DISCRETION           VOTING AUTHORITY
                             TITLE                  MARKET  SHARES OF                  SHARED
NAME OF ISSUER                 OF        CUSIP      VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                              CLASS     NUMBER     (x$1000)  AMOUNT   	(A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------
3COM CORP                     COM      885535104    745     12920       sole                   			shared
ABBOTT LABS                   COM      002824100    221     4959        sole                   			shared
ABERCROMBIE & FITCH CO        COM      002896207    255     20902       sole                   			shared
ACM GOVT INCOME FUND INC      FUND     000912105    492     68450       sole                  			shared
ADAPTEC IN SUB NOTES          CONV     00651FAC2    193     230000      sole                   			shared
ADAPTEC INC                   COM      00651F108    263     11555       sole                   			shared
AETNA INC                     COM      008117103    220     3435        sole                   			shared
AFLAC INC                     COM      001055102    794     17280       sole                   			shared
AGILENT TECH INC              COM      00846U101    1101    14925       sole                   			shared
AK STEEL HOLDINGS CORP        COM      001547108    2400    300025      sole                   			shared
ALLIANCE CAPITAL MGMT         COM      01855A101    458     9660        sole                   			shared
ALLSTATE CORP                 COM      020002101    520     23359       sole                   			shared
AMER ELECTRIC & PWR           COM      025537101    534     18023       sole                   			shared
AMERICA ON-LINE               COM      02364J104    579     10986       sole                   			shared
AMERICAN EXPRESS CO           COM      025816109    829     15900       sole                   			shared
AMERICAN FREIGHTWAYS          COM      02629V108    331     22845       sole                   			shared
ARMSTRONG WORLD IND           COM      042384107    808     52765       sole                   			shared
ASSOCIATES FIRST CAPITAL      COM      046008108    631     28266       sole                   			shared
AT&T                          COM      001957109    3191    100896      sole                   			shared
AT&T - LIBERTY MEDIA GROUP    COM      001957208    218     9001        sole                  	 		shared
BAXTER INTERNATIONAL          COM      071813109    1302    18517       sole                   			shared
BELL ATLANTIC CORP            COM      077853109    4119    81054       sole                   			shared
BELLSOUTH CORP                COM      079860102    960     22526       sole                   			shared
BLACK & DECKER CORP           COM      091797100    812     20650       sole                   			shared
BMC SOFTWARE INC              COM      055921100    333     9135        sole                   			shared
BOB EVANS FARMS INC           COM      096761101    344     23035       sole                   			shared
BOEING CO                     COM      097023105    2015    48183       sole                   			shared
BP AMOCO PLC ADR              COM      055622104    2755    48704       sole                   			shared
BRISTOL-MYERS SQUIBB          COM      110122108    9477    162701      sole                   			shared
CAMBRIDGE TECHNOLOGY          COM      132524109    218     25055       sole                   			shared
CARDINAL HEALTH INC           COM      14149Y108    524     7076        sole                   			shared
CATERPILLAR TRACTOR           COM      149123101    458     13526       sole                   			shared
CENDANT CORP                  COM      151313103    283     20220       sole                   			shared
CHARMING SHOPPES              CONV     161133AA1    882     1001000     sole                   			shared
CHARMING SHOPPES INC          COM      161133103    461     90600       sole                   			shared
CHASE MANHATTAN CORP          COM      16161A108    411     8915        sole                   			shared
CIGNA CORP                    COM      125509109    396     4237        sole                   			shared
CITIGROUP CAPITAL I  8%       COM      17305F201    256     10650       sole                   			shared
CITIGROUP INC                 COM      172967101    6124    101636      sole                   			shared
COCA COLA                     COM      191216100    490     8538        sole                   			shared
COLGATE PALMOLIVE CO          COM      194162103    266     4440        sole                   			shared
COLLINS INDUSTRIES            COM      194858106    3796    759175      sole                   			shared
COMPAQ COMPUTER CORP          COM      204493100    869     33994       sole                   			shared
CONSECO FIN VI TRUST TOPRS    COM      20846M206    546     37330       sole                   			shared
CONSECO INC.                  COM      208464107    1355    139014      sole                   			shared
CORNING INC                   COM      219350105    3051    11305       sole                   			shared
CUBIST PHARMACEUTICALS        COM      229678107    538     10930       sole                   			shared
CUMMINS ENGINE INC.           COM      231021106    425     15600       sole                   			shared
CYMER INC NT STEP UP          CONV     232572AC1    507     452000      sole                  		 	shared
CYPRESS SEMI-CONDUCTOR        COM      232806109    996     23575       sole                   			shared
DEERE & CO                    COM      244199105    233     6285        sole                   			shared
DELL COMPUTER CORP            COM      247025109    557     11300       sole                   			shared
DELPHI AUTOMOTIVE SYS         COM      247126105    210     14403       sole                   			shared
DELUXE CORP                   COM      248019101    304     12900       sole                   			shared
DIEBOLD INC                   COM      253651103    347     12458       sole                   			shared
DISNEY WALT                   COM      254687106    3440    88630       sole                   			shared
DOMINION RES INC VA           COM      257470104    373     8691        sole                   			shared
DSC COMMUNICATIONS CORP       CONV     233311AC3    460     404000      sole                   			shared
DUKE ENERGY CORP              COM      264399106    463     8210        sole                   			shared
DUPONT                        COM      263534109    495     11310       sole                  			shared
DURA PHARMACEUTICALS          CONV     26632SAA7    975     1170000     sole                   			shared
DURA PHARMACEUTICALS INC      COM      26632S109    1379    95910       sole                   			shared
E4L INC COM                   COM      268452109    19      23385       sole                   			shared
EASTERN ENTERPRISES           COM      27637F100    359     5700        sole                   			shared
EASTMAN KODAK                 COM      277461109    1998    33586       sole                   			shared
EMC CORP MASS                 COM      268648102    1501    19512       sole                   			shared
ENRON CORP                    COM      293561106    220     3410        sole                   			shared
EPL TECHNOLOGIES INC          COM      268920105    141     107450      sole                   			shared
EQUIFAX INC                   COM      294429105    354     13499       sole                   			shared
EXXON MOBIL CORP              COM      30231G102    4743    60419       sole                   			shared
FANNIE MAE                    COM      313586109    1072    20535       sole                   			shared
FEDERAL SIGNAL CORP           COM      313855108    276     16700       sole                   			shared
FEDERATED DEPT  STORES        COM      31410H101    296     8781        sole                   			shared
FIRST UNION CORP              COM      337358105    6451    259977      sole                   			shared
FORD MOTOR CO                 COM      345370100    2440    56734       sole                   			shared
FOSTER WHEELER CAPL 9%        COM      302684204    748     40140       sole                   			shared
FOSTER WHEELER CORP           COM      350244109    1588    184085      sole                   			shared
GATEWAY INC                   COM      367626108    351     6191        sole                   			shared
GENERAL ELECTRIC CO           COM      369604103    11917   224850.348  sole                   			shared
GENERAL MOTORS CORP           COM      370442105    1817    31295       sole                   			shared
GILLETTE CO                   COM      375766102    203     5796.203    sole                   			shared
GOODYEAR TIRE                 COM      382550101    468     23415       sole                   			shared
GTE CORP                      COM      362320103    5439    87367       sole                   			shared
HALLIBURTON CO                COM      406216101    323     6850        sole					shared
HANSON PLC ADR                COM      411352404    516     14651       sole                   			shared
HARTMARX CORP                 COM      417119104    408     159058      sole                   			shared
HAWAIIAN AIRLS INC NEW        COM      419849104    52      19950       sole                   			shared
HEALTH MANAGEMENT             COM      42219M100    35      11250       sole                   			shared
HEINZ H J CO                  COM      423074103    1293    29565       sole                  		 	shared
HERCULES TRUST I 9.42%        COM      427097209    400     19225       sole                   			shared
HERMAN MILLER INC             COM      600544100    219     8450        sole                   			shared
HEWLETT PACKARD CO            COM      428236103    4630    37081       sole                   			shared
HONEYWELL INTERNATIONAL       COM      438516106    1259    37375       sole                   			shared
HRPT PPTYS TR SBI             COM      40426W101    1330    217140      sole                   			shared
ICN PHARMACEUTICALS           COM      448924100    1256    45159       sole                   			shared
INNOVEX INC                   COM      457647105    252     25825       sole                   			shared
INTEL CORP                    COM      458140100    5768    43148.046   sole                   			shared
INTL BUSINESS MACHINE         COM      459200101    12285   112126.389  sole                   			shared
INTL BUSINESS MACHINE PFD     COM      459200309    391     15496       sole                   			shared
J M SMUCKERS CO CL B          COM      832696207    545     29050       sole                   			shared
JOHNSON & JOHNSON             COM      478160104    1515    14869       sole                   			shared
K MART CORP                   COM      482584109    159     23357       sole                   			shared
KEANE INC                     COM      486665102    695     32145       sole                   			shared
KELLOGG CO                    COM      487836108    262     8800        sole                   			shared
KEYCORP NEW                   COM      493267108    269     15265       sole                   			shared
KIMBERLY CLARK CORP           COM      494368103    799     13921       sole                   			shared
KMART FIN I TR 7.75%          COM      498778208    1226    33643       sole                   			shared
KONINKIJKE PHILIPS            COM      500472204    310     6528        sole                   			shared
LILLY ELI & CO                COM      532457108    291     2915        sole                   			shared
LORAL SPACE & COMM            COM      G56462107    114     16370       sole                   			shared
LSI LOGIC CORP.               COM      502161102    687     12700       sole                   			shared
LUBRIZOL CORP                 COM      549271104    912     43405       sole                   			shared
LUBY'S INC                    COM      549282101    113     14095       sole                   			shared
LUCENT TECHNOLOGIES           COM      549463107    3831    64666       sole                   			shared
MATTEL INC                    COM      577081102    632     47952       sole                   			shared
MEAD CORP                     COM      582834107    504     19980       sole                   			shared
MELLON BANK CORP              COM      585509102    222     6080        sole                   			shared
MERCK & CO                    COM      589331107    6573    85787       sole                   			shared
MFS GOVT MARKET TRUST         FUND     552939100    94      15300       sole                   			shared
MFS MULTIMARKET               FUND     552737108    696     112450      sole                   			shared
MICROSOFT CORP                COM      594918104    1690    21121       sole                   			shared
MILLENIUM CHEMICAL            COM      599903101    293     17252       sole                   			shared
MINN MINING & MFG             COM      604059105    525     6359        sole                   			shared
MORGAN STANLEY                COM      617446448    719     8640        sole                   			shared
MOTOROLA INC                  COM      620076109    634     21825       sole                   			shared
NATIONAL PENN BANC 9% PFD     COM      629359209    457     19025       sole                   			shared
NEW PLAN EXCEL RLTY TR        COM      648053106    246     18955       sole                   			shared
NEWELL RUBBERMAID INC         COM      651229106    698     27094       sole                   			shared
NORAM ENERGY CONV             CONV     655419AC3    917     1053750     sole                   			shared
NUVEEN MUN VALUE FD           FUND     670928100    165     19600       sole                   			shared
OAKWOOD HOMES CORP            COM      674098108    58      31775       sole                   			shared
OCCIDENTAL PETROLEUM          COM      674599105    916     43491       sole                   			shared
ORACLE SYS CORP               COM      68389X105    209     2486        sole                   			shared
OWENS CORNING                 COM      69073F103    263     28381       sole                   			shared
PARKER DRILLING CO            COM      701081101    266     43000       sole                   			shared
PECO ENERGY CO                COM      693304107    311     7724        sole                   			shared
PENN-AMER GROUP INC           COM      707247102    429     54420       sole                   			shared
PENNEY J C INC                COM      708160106    184     10000       sole                   			shared
PEPSICO INC                   COM      713448108    849     19110       sole                   			shared
PETCO ANIMAL SUPPLIES         COM      716016100    908     47485       sole                   			shared
PETSMART INC                  COM      716768106    341     101000      sole                   			shared
PETSMART INC                  CONV     716768AB2    358     540000      sole                   			shared
PFIZER INC                    COM      717081103    4861    101268.5    sole                   			shared
PHILADELPHIA SUBURBAN CO      COM      718009608    229     11160       sole                   			shared
PNC BANK CORP                 COM      693475105    1230    26241       sole                   			shared
PP&L RESOURCES INC            COM      693499105    905     41250       sole                   			shared
PPG INDUSTRIES                COM      693506107    308     6955        sole                   			shared
PRICELINE COM INC             COM      741503106    232     6105        sole                   			shared
PROCTER & GAMBLE              COM      742718109    851     14872       sole                   			shared
QUAKER OATS                   COM      747402105    733     9760        sole                   			shared
RELIANT ENERGY INC            COM      75952J108    10609   358852      sole                   			shared
RIGHT MANAGEMENT              COM      766573109    2538    241718      sole                   			shared
RITE AID CORPORATION          COM      767754104    179     27350       sole                   			shared
ROTONICS MFG INC              COM      778903104    254     184600      sole                   			shared
SAFEWAY INC NEW               COM      786514208    18053   401183      sole                   			shared
SALIENT 3 COMMUNICATIONS      COM      794721100    123     10200       sole                   			shared
SARA LEE CORP                 COM      803111103    219     11352       sole                   			shared
SBC COMMUNICATIONS            COM      78387G103    1163    26893       sole                   			shared
SCHERING PLOUGH CORP          COM      806605101    1307    25880       sole                   			shared
SCHLUMBERGER LTD              COM      806857108    1500    20101       sole                   			shared
SEARS ROEBUCK & CO            COM      812387108    696     21328       sole                   			shared
SENIOR HOUSING PROP TR        COM      81721M109    168     22965       sole                   			shared
SHAW INDUSTRIES INC           COM      820286102    556     44500       sole                   			shared
SHIRE PHARMACEUTICALS         COM      82481R106    367     7069        sole                   			shared
SILICON GRAPHICS INC          COM      827056102    40      10700       sole                   			shared
SMC CORPORATION               COM      784460107    72      23000       sole                   			shared
SMITHKLINE BEECHAM            COM      832378301    1420    21782       sole                   			shared
SOURCE INFORMATION MGMT       COM      836151209    198     13005       sole                   			shared
SOVEREIGN BANCORP INC         COM      845905108    383     54465       sole                   			shared
SPRINT CORP                   COM      852061100    1807    35438       sole                   			shared
SPRINT CORP PCS GROUP         COM      852061506    1021    17163       sole                   			shared
STANDARD MANAGEMENT CORP      COM      853612109    266     74757       sole                   			shared
SUNGARD DATA SYS INC          COM      867363103    1687    54410       sole                   			shared
SYNOPSYS CORP                 COM      871607107    285     8260        sole                   			shared
TARGET CORP                   COM      87612E106    317     5468        sole                   			shared
TCW CONV SEC FUND INC         FUND     872340104    426     40550       sole                   			shared
TECO ENERGY INC               COM      872375100    235     11700       sole                   			shared
TEREX CORP NEW                COM      880779103    158     11200       sole                   			shared
TEXACO INC                    COM      881694103    1370    25735       sole                   			shared
TEXAS INSTRS INC              COM      882508104    275     4000        sole                   			shared
TEXTRON INC                   COM      883203101    1454    26763       sole                   			shared
TYCO INTL LTD NEW             COM      902124106    872     18400       sole                   			shared
U S WEST INC NEW              COM      91273H101    201     2348        sole                   			shared
UNISYS CORP                   COM      909214108    341     23418       sole                   			shared
UNITED DOMINION RLTY          COM      910197102    336     30550       sole                   			shared
UNITED DOMINION RLTY8.5%      COM      910197409    1204    50710       sole                   			shared
UNITED PARCEL SERVICE-B       COM      911312106    471     7975        sole                   			shared
US INDS INC NEW               COM      912080108    184     15190       sole                   			shared
VALCOR INC SR NOTE            CONV     918884AA5    202     200000      sole                   			shared
VAN KAMPEN AMER BOND FUND     FUND     920955101    383     22850       sole                   			shared
VAN KAMPEN SR INC TRUST       FUND     920961109    343     40700       sole                   			shared
VIACOM INC CL B COMMON        COM      925524308    3376    49510       sole                   			shared
VKM INV GRADE MUNI TRUST      FUND     920929106    220     16400       sole                   			shared
VKM PA QLTY MUNI TRUST        FUND     920924107    219     14800       sole                   			shared
WAL MART STORES INC           COM      931142103    614     10649       sole                   			shared
WELLSFORD REAL PPTYS INC      COM      950240101    691     45696       sole                   			shared
WESTERN DIGITAL CORP          COM      958102105    5269    1053761     sole                   			shared
WEYERHAEUSER CO               COM      962166104    206     4780        sole                   			shared
WILLIAMS COS                  COM      969457100    1049    25172       sole                   			shared
WORLDCOM INC                  COM      98157D106    369     8043        sole                   			shared
XEROX CORP                    COM      984121103    771     37150       sole                   			shared




